Material accounting policies (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax - IRPJ [Member}
IfrsStatementLineItems [Line Items]
Applicable tax rate	15.00%	15.00%
Surcharge	10.00%	10.00%
Social Contribution - CSLL [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate	15.00%	15.00%